SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			12 Months Ended
	Jan. 22, 2024	Jan. 17, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents			$ 0	$ 0
Cash			1,628,692	3,577,359
Cash withdrawn from Trust Account to pay franchise and income taxes			7,895,936	195,000
Cash withdrawn from Trust Account for working capital purposes			1,000,000	$ 1,000,000
Cash withdrawn from trust account			$ 825,842
Effective income tax rate reconciliation, percent			33.92%	27.30%
Statutory federal income tax rate (in percent)			21.00%	21.00%
Unrecognized tax benefits			$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties			0	$ 0
Cash withdrawn from Trust Account in connection with redemption			215,914,673
Current accrued and future incurred tax obligations			73,401
New York State | Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income taxes paid		$ 370,632
New York City | Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income taxes paid	$ 381,809
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 26,652,125